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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2003
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Check here if Amendment [   ]; Amendment Number:
                                                 --------
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Koninklijke Philips Electronics N.V.
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Address:    Breitner Center, Amstelplein 2
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            1096 BC Amsterdam
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            The Netherlands
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 Form 13F File Number: 28-10286
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Mr. Jan Hommen
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Title:    Vice Chairman of the Board of Management and CFO
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Phone:    011 31 20 59 77 777
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Signature, Place, and Date of Signing:

/s/  Mr. Jan Hommen    Amsterdam, The Netherlands               July 15, 2003
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[Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)*

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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*        In addition to the securities held in accounts managed by
         Philips' 100%-owned subsidiary, Schootse Poort Vermogensbeheer B.V. and reported by Schootse Poort Vermogensbeheer B.V. in a 13F Holdings Report, Philips may from time to time own securities which are not included in such report or in the report of any other reporting manager, and in respect of which neither Philips nor any other affiliated entity is acting as an institutional investment manager.


List of Other Managers Reporting for this Manager:

          Form 13F File Number       Name

          28-10285                   Schootse Poort Vermogensbeheer B.V.
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